UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00203

MASSACHUSETTS INVESTORS TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

June 30, 2017

MASSACHUSETTS INVESTORS TRUST

MIT-SEM

MASSACHUSETTS INVESTORS TRUST

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs. The U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting a feared populist trend. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
JPMorgan Chase & Co.	3.8%
Bank of America Corp.	3.2%
Visa, Inc., “A”	3.1%
Alphabet, Inc., “A”	2.9%
Thermo Fisher Scientific, Inc.	2.8%
American Tower Corp., REIT	2.7%
Broadcom Corp.	2.6%
Cognizant Technology Solutions Corp., “A”	2.3%
Comcast Corp., “A”	2.3%
Alphabet, Inc., “C”	2.2%

Equity sectors
Financial Services	20.6%
Health Care	16.1%
Technology	12.5%
Consumer Staples	10.6%
Leisure	7.8%
Special Products & Services	7.6%
Basic Materials	4.4%
Retailing	4.4%
Utilities & Communications	4.2%
Industrial Goods & Services	4.0%
Energy	3.4%
Transportation	2.1%
Autos & Housing	1.3%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2017.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, January 1, 2017 through June 30, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Expenses Paid During Period (p) 1/01/17-6/30/17
A	Actual	0.71%	$1,000.00	$1,120.04	$3.73
	Hypothetical (h)	0.71%	$1,000.00	$1,021.27	$3.56
B	Actual	1.48%	$1,000.00	$1,115.92	$7.76
	Hypothetical (h)	1.48%	$1,000.00	$1,017.46	$7.40
C	Actual	1.48%	$1,000.00	$1,115.81	$7.76
	Hypothetical (h)	1.48%	$1,000.00	$1,017.46	$7.40
I	Actual	0.48%	$1,000.00	$1,121.24	$2.52
	Hypothetical (h)	0.48%	$1,000.00	$1,022.41	$2.41
R1	Actual	1.48%	$1,000.00	$1,115.48	$7.76
	Hypothetical (h)	1.48%	$1,000.00	$1,017.46	$7.40
R2	Actual	0.98%	$1,000.00	$1,118.55	$5.15
	Hypothetical (h)	0.98%	$1,000.00	$1,019.93	$4.91
R3	Actual	0.73%	$1,000.00	$1,119.83	$3.84
	Hypothetical (h)	0.73%	$1,000.00	$1,021.17	$3.66
R4	Actual	0.48%	$1,000.00	$1,121.49	$2.52
	Hypothetical (h)	0.48%	$1,000.00	$1,022.41	$2.41
R6	Actual	0.39%	$1,000.00	$1,121.81	$2.05
	Hypothetical (h)	0.39%	$1,000.00	$1,022.86	$1.96
529A	Actual	0.76%	$1,000.00	$1,119.75	$3.99
	Hypothetical (h)	0.76%	$1,000.00	$1,021.03	$3.81
529B	Actual	1.51%	$1,000.00	$1,115.55	$7.92
	Hypothetical (h)	1.51%	$1,000.00	$1,017.31	$7.55
529C	Actual	1.52%	$1,000.00	$1,115.68	$7.97
	Hypothetical (h)	1.52%	$1,000.00	$1,017.26	$7.60

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A, Class 529A, and Class 529B shares, this rebate reduced the expense ratios above by 0.02%, 0.02%, and 0.01% respectively. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.0%
Issuer	Shares/Par	Value ($)
Aerospace - 2.6%
Honeywell International, Inc.	873,725	$116,458,805
United Technologies Corp.	387,833	47,358,288

		$163,817,093
Alcoholic Beverages - 2.3%
Diageo PLC	1,799,386	$53,164,785
Pernod Ricard S.A.	649,443	86,971,489

		$140,136,274
Apparel Manufacturers - 2.3%
LVMH Moet Hennessy Louis Vuitton SE	342,667	$85,437,599
NIKE, Inc., “B”	975,260	57,540,340

		$142,977,939
Biotechnology - 1.0%
Biogen, Inc. (a)	240,117	$65,158,149

Broadcasting - 1.3%
Interpublic Group of Companies, Inc.	1,586,922	$39,038,281
Walt Disney Co.	396,108	42,086,475

		$81,124,756
Brokerage & Asset Managers - 2.8%
BlackRock, Inc.	105,472	$44,552,428
Blackstone Group LP	1,657,947	55,292,532
NASDAQ, Inc.	1,050,323	75,087,591

		$174,932,551
Business Services - 7.6%
Accenture PLC, “A”	1,021,587	$126,349,880
Amdocs Ltd.	242,017	15,600,416
Cognizant Technology Solutions Corp., “A”	2,135,586	141,802,910
DXC Technology Co.	895,864	68,730,686
Fidelity National Information Services, Inc.	1,420,485	121,309,419

		$473,793,311
Cable TV - 2.3%
Comcast Corp., “A”	3,617,174	$140,780,412

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Chemicals - 2.7%
Monsanto Co.	939,494	$111,198,510
PPG Industries, Inc.	528,497	58,113,530

		$169,312,040
Computer Software - 0.8%
Adobe Systems, Inc. (a)	359,876	$50,900,861

Computer Software - Systems - 1.7%
Apple, Inc.	460,738	$66,355,487
Hewlett Packard Enterprise	2,242,839	37,208,699

		$103,564,186
Construction - 1.3%
Sherwin-Williams Co.	231,088	$81,102,644

Consumer Products - 5.2%
Colgate-Palmolive Co.	1,076,374	$79,791,605
Coty, Inc., “A”	2,234,149	41,912,635
Estee Lauder Cos., Inc., “A”	426,398	40,925,680
Kimberly-Clark Corp.	263,548	34,026,682
Newell Brands, Inc.	2,414,491	129,465,007

		$326,121,609
Containers - 1.7%
Crown Holdings, Inc. (a)	1,802,611	$107,543,772

Electrical Equipment - 0.8%
AMETEK, Inc.	819,951	$49,664,432

Electronics - 3.6%
Broadcom Corp.	694,213	$161,786,340
Texas Instruments, Inc.	836,900	64,382,717

		$226,169,057
Energy - Independent - 1.6%
EOG Resources, Inc.	1,073,854	$97,205,264

Engineering - Construction - 0.5%
Fluor Corp.	729,034	$33,375,177

Entertainment - 2.3%
Time Warner, Inc.	849,021	$85,250,199
Twenty-First Century Fox, Inc.	2,060,641	58,398,566

		$143,648,765

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - 3.1%
Danone S.A.	1,129,723	$84,915,482
Mondelez International, Inc.	2,477,044	106,983,530

		$191,899,012
General Merchandise - 0.8%
Costco Wholesale Corp.	322,196	$51,528,806

Insurance - 1.3%
Chubb Ltd.	539,759	$78,470,163

Internet - 6.4%
Alphabet, Inc., “A” (a)	191,238	$177,790,144
Alphabet, Inc., “C” (a)	153,544	139,530,039
Facebook, Inc., “A” (a)	520,215	78,542,061

		$395,862,244
Major Banks - 10.2%
Bank of America Corp.	8,213,158	$199,251,213
Goldman Sachs Group, Inc.	557,814	123,778,927
JPMorgan Chase & Co.	2,556,674	233,680,004
Morgan Stanley	1,764,432	78,623,090

		$635,333,234
Medical & Health Technology & Services - 1.2%
McKesson Corp.	459,325	$75,577,335

Medical Equipment - 8.8%
Abbott Laboratories	1,448,365	$70,405,023
Danaher Corp.	1,567,063	132,244,447
Medtronic PLC	1,325,011	117,594,726
Stryker Corp.	365,897	50,779,186
Thermo Fisher Scientific, Inc.	1,009,948	176,205,628

		$547,229,010
Natural Gas - Pipeline - 1.0%
Enterprise Products Partners LP	2,257,585	$61,135,402

Oil Services - 1.8%
Schlumberger Ltd.	1,750,649	$115,262,730

Other Banks & Diversified Financials - 6.3%
Mastercard, Inc., “A”	1,024,261	$124,396,498
U.S. Bancorp	1,406,201	73,009,956
Visa, Inc., “A”	2,041,430	191,445,305

		$388,851,759

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - 5.1%
Allergan PLC	235,675	$57,290,236
Eli Lilly & Co.	1,110,683	91,409,211
Johnson & Johnson	674,719	89,258,577
Zoetis, Inc.	1,228,310	76,621,978

		$314,580,002
Railroad & Shipping - 2.1%
Canadian National Railway Co.	1,619,453	$131,256,666

Restaurants - 1.9%
Aramark	1,058,801	$43,389,665
Starbucks Corp.	1,260,160	73,479,930

		$116,869,595
Specialty Stores - 1.3%
AutoZone, Inc. (a)	41,083	$23,436,208
Ross Stores, Inc.	947,483	54,698,194

		$78,134,402
Telecommunications - Wireless - 2.7%
American Tower Corp., REIT	1,250,516	$165,468,277

Utilities - Electric Power - 0.6%
American Electric Power Co., Inc.	497,167	$34,538,191
Total Common Stocks (Identified Cost, $3,727,778,048)		$6,153,325,120

Money Market Funds - 1.1%
MFS Institutional Money Market Portfolio, 0.98% (v) (Identified Cost, $68,796,859)	68,800,739	$68,800,739
Total Investments (Identified Cost, $3,796,574,907)		$6,222,125,859

Other Assets, Less Liabilities - (0.1)%		(6,551,992)
Net Assets - 100.0%		$6,215,573,867

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 6/30/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $3,727,778,048)	$6,153,325,120
Underlying affiliated funds, at value (identified cost, $68,796,859)	68,800,739
Total investments, at value (identified cost, $3,796,574,907)	$6,222,125,859
Cash	21,334
Foreign currency, at value (identified cost, $7)	8
Receivables for
Fund shares sold	5,917,685
Dividends	5,185,229
Receivable from distributor	98,237
Other assets	263,500
Total assets	$6,233,611,852
Liabilities
Payables for
Distributions	$6,824,992
Fund shares reacquired	8,383,631
Payable to affiliates
Investment adviser	116,640
Shareholder servicing costs	2,604,269
Program manager fees	40
Payable for independent Trustees’ compensation	89,964
Accrued expenses and other liabilities	18,449
Total liabilities	$18,037,985
Net assets	$6,215,573,867
Net assets consist of
Paid-in capital	$3,544,043,079
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	2,425,766,601
Accumulated net realized gain (loss) on investments and foreign currency	224,286,287
Undistributed net investment income	21,477,900
Net assets	$6,215,573,867
Shares of beneficial interest outstanding	203,399,306

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,452,266,812	111,641,534	$30.92
Class B	74,148,179	2,468,504	30.04
Class C	297,031,097	10,065,018	29.51
Class I	1,695,717,852	56,266,443	30.14
Class R1	6,805,671	231,842	29.35
Class R2	152,851,698	5,166,423	29.59
Class R3	323,319,340	10,542,862	30.67
Class R4	61,845,802	1,983,155	31.19
Class R6	137,093,868	4,545,431	30.16
Class 529A	10,589,623	350,286	30.23
Class 529B	483,798	16,899	28.63
Class 529C	3,420,127	120,909	28.29

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $32.81 [100 / 94.25 x $30.92] and $32.07 [100 / 94.25 x $30.23], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 6/30/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$49,884,550
Interest	129,458
Dividends from underlying affiliated funds	179,128
Foreign taxes withheld	(626,275)
Total investment income	$49,566,861
Expenses
Management fee	$9,985,948
Distribution and service fees	6,936,127
Shareholder servicing costs	3,351,223
Program manager fees	6,714
Administrative services fee	325,510
Independent Trustees’ compensation	56,283
Custodian fee	87,771
Shareholder communications	421,315
Audit and tax fees	30,162
Legal fees	32,608
Miscellaneous	172,605
Total expenses	$21,406,266
Reduction of expenses by investment adviser and distributor	(335,641)
Net expenses	$21,070,625
Net investment income	$28,496,236
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$240,280,991
Underlying affiliated funds	(6,832)
Foreign currency	46,047
Net realized gain (loss) on investments and foreign currency	$240,320,206
Change in unrealized appreciation (depreciation)
Investments	$417,583,348
Translation of assets and liabilities in foreign currencies	5,284
Net unrealized gain (loss) on investments and foreign currency translation	$417,588,632
Net realized and unrealized gain (loss) on investments and foreign currency	$657,908,838
Change in net assets from operations	$686,405,074

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 6/30/17 (unaudited)	Year ended 12/31/16
From operations
Net investment income	$28,496,236	$61,616,692
Net realized gain (loss) on investments and foreign currency	240,320,206	340,697,287
Net unrealized gain (loss) on investments and foreign currency translation	417,588,632	78,807,954
Change in net assets from operations	$686,405,074	$481,121,933
Distributions declared to shareholders
From net investment income	$(19,400,094)	$(55,200,053)
From net realized gain on investments	(56,074,622)	(295,179,066)
Total distributions declared to shareholders	$(75,474,716)	$(350,379,119)
Change in net assets from fund share transactions	$(221,829,567)	$(1,478,936,408)
Total change in net assets	$389,100,791	$(1,348,193,594)
Net assets
At beginning of period	5,826,473,076	7,174,666,670
At end of period (including undistributed net investment income of $21,477,900 and $12,381,758, respectively)	$6,215,573,867	$5,826,473,076

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 6/30/17 (unaudited)		Years ended 12/31
Class A			2016		2015	2014	2013	2012

Net asset value, beginning of period	$27.94		$27.26		$28.82	$27.72	$21.48	$18.68
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.27	(c)	$0.24	$0.28	$0.25	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	3.22		2.12		(0.16)	2.74	6.57	3.32
Total from investment operations	$3.36		$2.39		$0.08	$3.02	$6.82	$3.57
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.26)		$(0.26)	$(0.24)	$(0.21)	$(0.27)
From net realized gain on investments	(0.28)		(1.45)		(1.38)	(1.68)	(0.37)	(0.50)
Total distributions declared to shareholders	$(0.38)		$(1.71)		$(1.64)	$(1.92)	$(0.58)	$(0.77)
Net asset value, end of period (x)	$30.92		$27.94		$27.26	$28.82	$27.72	$21.48
Total return (%) (r)(s)(t)(x)	12.00	(n)	8.77	(c)	0.28	10.99	31.90	19.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)	0.72	(c)	0.72	0.72	0.72	0.77
Expenses after expense reductions (f)	0.71	(a)	0.71	(c)	0.70	0.71	0.70	0.77
Net investment income	0.92	(a)	0.97	(c)	0.84	0.97	1.02	1.22
Portfolio turnover	7	(n)	12		18	18	19	30
Net assets at end of period (000 omitted)	$3,452,267		$3,272,859		$3,273,616	$3,422,330	$3,226,357	$2,530,738

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/17 (unaudited)		Years ended 12/31
Class B			2016		2015	2014	2013	2012

Net asset value, beginning of period	$27.20		$26.58		$28.13	$27.11	$21.03	$18.30
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.06	(c)	$0.02	$0.06	$0.06	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	3.13		2.06		(0.16)	2.67	6.42	3.24
Total from investment operations	$3.15		$2.12		$(0.14)	$2.73	$6.48	$3.33
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.05)		$(0.03)	$(0.03)	$(0.03)	$(0.10)
From net realized gain on investments	(0.28)		(1.45)		(1.38)	(1.68)	(0.37)	(0.50)
Total distributions declared to shareholders	$(0.31)		$(1.50)		$(1.41)	$(1.71)	$(0.40)	$(0.60)
Net asset value, end of period (x)	$30.04		$27.20		$26.58	$28.13	$27.11	$21.03
Total return (%) (r)(s)(t)(x)	11.59	(n)	7.95	(c)	(0.48)	10.13	30.90	18.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	(a)	1.47	(c)	1.47	1.47	1.47	1.52
Expenses after expense reductions (f)	1.48	(a)	1.47	(c)	1.46	1.47	1.47	1.52
Net investment income	0.15	(a)	0.21	(c)	0.07	0.20	0.25	0.46
Portfolio turnover	7	(n)	12		18	18	19	30
Net assets at end of period (000 omitted)	$74,148		$75,916		$83,970	$96,750	$101,260	$90,502

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/17 (unaudited)		Years ended 12/31
Class C			2016		2015	2014	2013	2012

Net asset value, beginning of period	$26.73		$26.15		$27.73	$26.74	$20.76	$18.08
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.06	(c)	$0.02	$0.06	$0.06	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	3.08		2.03		(0.17)	2.65	6.33	3.21
Total from investment operations	$3.10		$2.09		$(0.15)	$2.71	$6.39	$3.30
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.06)		$(0.05)	$(0.04)	$(0.04)	$(0.12)
From net realized gain on investments	(0.28)		(1.45)		(1.38)	(1.68)	(0.37)	(0.50)
Total distributions declared to shareholders	$(0.32)		$(1.51)		$(1.43)	$(1.72)	$(0.41)	$(0.62)
Net asset value, end of period (x)	$29.51		$26.73		$26.15	$27.73	$26.74	$20.76
Total return (%) (r)(s)(t)(x)	11.58	(n)	7.97	(c)	(0.54)	10.19	30.87	18.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	(a)	1.47	(c)	1.47	1.47	1.47	1.52
Expenses after expense reductions (f)	1.48	(a)	1.47	(c)	1.46	1.47	1.47	1.52
Net investment income	0.16	(a)	0.21	(c)	0.07	0.20	0.25	0.47
Portfolio turnover	7	(n)	12		18	18	19	30
Net assets at end of period (000 omitted)	$297,031		$295,541		$296,096	$301,874	$280,686	$208,695

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/17 (unaudited)		Years ended 12/31
Class I			2016		2015	2014	2013	2012

Net asset value, beginning of period	$27.23		$26.59		$28.17	$27.13	$21.04	$18.31
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.32	(c)	$0.30	$0.34	$0.32	$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	3.13		2.09		(0.17)	2.69	6.42	3.25
Total from investment operations	$3.30		$2.41		$0.13	$3.03	$6.74	$3.55
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.32)		$(0.33)	$(0.31)	$(0.28)	$(0.32)
From net realized gain on investments	(0.28)		(1.45)		(1.38)	(1.68)	(0.37)	(0.50)
Total distributions declared to shareholders	$(0.39)		$(1.77)		$(1.71)	$(1.99)	$(0.65)	$(0.82)
Net asset value, end of period (x)	$30.14		$27.23		$26.59	$28.17	$27.13	$21.04
Total return (%) (r)(s)(x)	12.12	(n)	9.08	(c)	0.46	11.27	32.17	19.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.48	(a)	0.48	(c)	0.47	0.47	0.47	0.52
Expenses after expense reductions (f)	0.48	(a)	0.48	(c)	0.47	0.47	0.47	0.52
Net investment income	1.16	(a)	1.21	(c)	1.07	1.21	1.29	1.47
Portfolio turnover	7	(n)	12		18	18	19	30
Net assets at end of period (000 omitted)	$1,695,718		$1,525,636		$2,804,058	$2,822,535	$2,291,001	$402,328

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/17 (unaudited)		Years ended 12/31
Class R1			2016		2015	2014	2013	2012

Net asset value, beginning of period	$26.59		$26.01		$27.58	$26.61	$20.66	$17.94
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.05	(c)	$0.02	$0.06	$0.06	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	3.05		2.03		(0.16)	2.63	6.30	3.16
Total from investment operations	$3.07		$2.08		$(0.14)	$2.69	$6.36	$3.27
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.05)		$(0.05)	$(0.04)	$(0.04)	$(0.05)
From net realized gain on investments	(0.28)		(1.45)		(1.38)	(1.68)	(0.37)	(0.50)
Total distributions declared to shareholders	$(0.31)		$(1.50)		$(1.43)	$(1.72)	$(0.41)	$(0.55)
Net asset value, end of period (x)	$29.35		$26.59		$26.01	$27.58	$26.61	$20.66
Total return (%) (r)(s)(x)	11.55	(n)	7.98	(c)	(0.51)	10.16	30.85	18.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	(a)	1.48	(c)	1.47	1.47	1.47	1.52
Expenses after expense reductions (f)	1.48	(a)	1.48	(c)	1.47	1.47	1.47	1.52
Net investment income	0.14	(a)	0.21	(c)`	0.07	0.20	0.25	0.53
Portfolio turnover	7	(n)	12		18	18	19	30
Net assets at end of period (000 omitted)	$6,806		$7,879		$9,516	$9,803	$9,351	$7,902

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/17 (unaudited)		Years ended 12/31
Class R2			2016		2015	2014	2013	2012

Net asset value, beginning of period	$26.77		$26.17		$27.74	$26.75	$20.75	$18.07
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.19	(c)	$0.16	$0.19	$0.18	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	3.09		2.05		(0.17)	2.65	6.35	3.20
Total from investment operations	$3.18		$2.24		$(0.01)	$2.84	$6.53	$3.40
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.19)		$(0.18)	$(0.17)	$(0.16)	$(0.22)
From net realized gain on investments	(0.28)		(1.45)		(1.38)	(1.68)	(0.37)	(0.50)
Total distributions declared to shareholders	$(0.36)		$(1.64)		$(1.56)	$(1.85)	$(0.53)	$(0.72)
Net asset value, end of period (x)	$29.59		$26.77		$26.17	$27.74	$26.75	$20.75
Total return (%) (r)(s)(x)	11.86	(n)	8.54	(c)	(0.03)	10.68	31.56	18.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	0.97	(c)	0.97	0.97	0.97	1.02
Expenses after expense reductions (f)	0.98	(a)	0.97	(c)	0.97	0.97	0.97	1.02
Net investment income	0.65	(a)	0.71	(c)	0.57	0.70	0.75	0.98
Portfolio turnover	7	(n)	12		18	18	19	30
Net assets at end of period (000 omitted)	$152,852		$153,518		$177,562	$208,074	$212,274	$148,990

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/17 (unaudited)		Years ended 12/31
Class R3			2016		2015	2014	2013	2012

Net asset value, beginning of period	$27.72		$27.05		$28.61	$27.53	$21.34	$18.56
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.26	(c)	$0.24	$0.27	$0.25	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	3.19		2.12		(0.17)	2.73	6.52	3.30
Total from investment operations	$3.32		$2.38		$0.07	$3.00	$6.77	$3.55
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.26)		$(0.25)	$(0.24)	$(0.21)	$(0.27)
From net realized gain on investments	(0.28)		(1.45)		(1.38)	(1.68)	(0.37)	(0.50)
Total distributions declared to shareholders	$(0.37)		$(1.71)		$(1.63)	$(1.92)	$(0.58)	$(0.77)
Net asset value, end of period (x)	$30.67		$27.72		$27.05	$28.61	$27.53	$21.34
Total return (%) (r)(s)(x)	11.98	(n)	8.78	(c)	0.26	10.97	31.86	19.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)	0.72	(c)	0.72	0.72	0.72	0.77
Expenses after expense reductions (f)	0.73	(a)	0.72	(c)	0.72	0.72	0.72	0.77
Net investment income	0.90	(a)	0.96	(c)	0.82	0.95	1.00	1.22
Portfolio turnover	7	(n)	12		18	18	19	30
Net assets at end of period (000 omitted)	$323,319		$313,515		$333,089	$390,209	$402,930	$300,611

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/17 (unaudited)		Years ended 12/31
Class R4			2016		2015	2014	2013	2012

Net asset value, beginning of period	$28.16		$27.45		$29.02	$27.89	$21.61	$18.79
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.33	(c)	$0.31	$0.35	$0.31	$0.31
Net realized and unrealized gain (loss) on investments and foreign currency	3.25		2.16		(0.17)	2.77	6.61	3.33
Total from investment operations	$3.42		$2.49		$0.14	$3.12	$6.92	$3.64
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.33)		$(0.33)	$(0.31)	$(0.27)	$(0.32)
From net realized gain on investments	(0.28)		(1.45)		(1.38)	(1.68)	(0.37)	(0.50)
Total distributions declared to shareholders	$(0.39)		$(1.78)		$(1.71)	$(1.99)	$(0.64)	$(0.82)
Net asset value, end of period (x)	$31.19		$28.16		$27.45	$29.02	$27.89	$21.61
Total return (%) (r)(s)(x)	12.15	(n)	9.06	(c)	0.48	11.28	32.17	19.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.48	(a)	0.47	(c)	0.46	0.47	0.47	0.52
Expenses after expense reductions (f)	0.48	(a)	0.47	(c)	0.46	0.47	0.47	0.52
Net investment income	1.16	(a)	1.20	(c)	1.07	1.21	1.26	1.47
Portfolio turnover	7	(n)	12		18	18	19	30
Net assets at end of period (000 omitted)	$61,846		$54,737		$82,539	$94,154	$113,010	$107,154

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/17 (unaudited)		Years ended 12/31
Class R6			2016		2015	2014	2013	2012 (i)

Net asset value, beginning of period	$27.24		$26.61		$28.18	$27.14	$21.04	$19.21
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.35	(c)	$0.33	$0.36	$0.32	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	3.14		2.08		(0.17)	2.70	6.44	2.38	(g)
Total from investment operations	$3.32		$2.43		$0.16	$3.06	$6.76	$2.55
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.35)		$(0.35)	$(0.34)	$(0.29)	$(0.22)
From net realized gain on investments	(0.28)		(1.45)		(1.38)	(1.68)	(0.37)	(0.50)
Total distributions declared to shareholders	$(0.40)		$(1.80)		$(1.73)	$(2.02)	$(0.66)	$(0.72)
Net asset value, end of period (x)	$30.16		$27.24		$26.61	$28.18	$27.14	$21.04
Total return (%) (r)(s)(x)	12.18	(n)	9.15	(c)	0.58	11.36	32.28	13.28	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.39	(a)	0.39	(c)	0.38	0.38	0.39	0.43	(a)
Expenses after expense reductions (f)	0.39	(a)	0.39	(c)	0.38	0.38	0.39	0.43	(a)
Net investment income	1.25	(a)	1.30	(c)	1.16	1.29	1.23	1.42	(a)
Portfolio turnover	7	(n)	12		18	18	19	30
Net assets at end of period (000 omitted)	$137,094		$114,700		$103,806	$68,711	$41,186	$113

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/17 (unaudited)		Years ended 12/31
Class 529A			2016		2015	2014	2013	2012

Net asset value, beginning of period	$27.33		$26.70		$28.28	$27.24	$21.12	$18.38
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.25	(c)	$0.23	$0.26	$0.24	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	3.14		2.09		(0.18)	2.70	6.46	3.26
Total from investment operations	$3.27		$2.34		$0.05	$2.96	$6.70	$3.50
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.26)		$(0.25)	$(0.24)	$(0.21)	$(0.26)
From net realized gain on investments	(0.28)		(1.45)		(1.38)	(1.68)	(0.37)	(0.50)
Total distributions declared to shareholders	$(0.37)		$(1.71)		$(1.63)	$(1.92)	$(0.58)	$(0.76)
Net asset value, end of period (x)	$30.23		$27.33		$26.70	$28.28	$27.24	$21.12
Total return (%) (r)(s)(t)(x)	11.97	(n)	8.76	(c)	0.19	10.96	31.86	19.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.82	(c)	0.82	0.82	0.82	0.87
Expenses after expense reductions (f)	0.76	(a)	0.75	(c)	0.74	0.74	0.73	0.82
Net investment income	0.88	(a)	0.93	(c)	0.80	0.94	0.99	1.17
Portfolio turnover	7	(n)	12		18	18	19	30
Net assets at end of period (000 omitted)	$10,590		$8,827		$7,161	$5,947	$4,897	$3,400

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/17 (unaudited)		Years ended 12/31
Class 529B			2016		2015	2014	2013	2012

Net asset value, beginning of period	$25.95		$25.44		$27.03	$26.12	$20.29	$17.69
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.12	(c)	$0.01	$0.05	$0.05	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	2.98		1.98		(0.15)	2.58	6.19	3.14
Total from investment operations	$3.00		$2.10		$(0.14)	$2.63	$6.24	$3.22
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.14)		$(0.07)	$(0.04)	$(0.04)	$(0.12)
From net realized gain on investments	(0.28)		(1.45)		(1.38)	(1.68)	(0.37)	(0.50)
Total distributions declared to shareholders	$(0.32)		$(1.59)		$(1.45)	$(1.72)	$(0.41)	$(0.62)
Net asset value, end of period (x)	$28.63		$25.95		$25.44	$27.03	$26.12	$20.29
Total return (%) (r)(s)(t)(x)	11.55	(n)	8.26	(c)	(0.53)	10.14	30.80	18.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58	(a)	1.27	(c)	1.57	1.57	1.57	1.62
Expenses after expense reductions (f)	1.51	(a)	1.20	(c)	1.50	1.50	1.51	1.57
Net investment income	0.12	(a)	0.48	(c)	0.04	0.18	0.22	0.41
Portfolio turnover	7	(n)	12		18	18	19	30
Net assets at end of period (000 omitted)	$484		$475		$438	$363	$350	$280

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/17 (unaudited)		Years ended 12/31
Class 529C			2016		2015	2014	2013	2012

Net asset value, beginning of period	$25.65		$25.16		$26.75	$25.85	$20.07	$17.51
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.04	(c)	$0.01	$0.04	$0.05	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	2.95		1.95		(0.17)	2.57	6.13	3.10
Total from investment operations	$2.97		$1.99		$(0.16)	$2.61	$6.18	$3.18
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.05)		$(0.05)	$(0.03)	$(0.03)	$(0.12)
From net realized gain on investments	(0.28)		(1.45)		(1.38)	(1.68)	(0.37)	(0.50)
Total distributions declared to shareholders	$(0.33)		$(1.50)		$(1.43)	$(1.71)	$(0.40)	$(0.62)
Net asset value, end of period (x)	$28.29		$25.65		$25.16	$26.75	$25.85	$20.07
Total return (%) (r)(s)(t)(x)	11.57	(n)	7.91	(c)	(0.58)	10.16	30.84	18.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58	(a)	1.57	(c)	1.57	1.57	1.57	1.62
Expenses after expense reductions (f)	1.52	(a)	1.52	(c)	1.51	1.52	1.52	1.57
Net investment income	0.12	(a)	0.16	(c)	0.03	0.16	0.20	0.42
Portfolio turnover	7	(n)	12		18	18	19	30
Net assets at end of period (000 omitted)	$3,420		$2,870		$2,817	$2,683	$2,845	$2,345

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

Massachusetts Investors Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing

Notes to Financial Statements (unaudited) – continued

service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the

Notes to Financial Statements (unaudited) – continued

significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$6,153,325,120	$—	$—	$6,153,325,120
Mutual Funds	68,800,739	—	—	68,800,739
Total Investments	$6,222,125,859	$—	$—	$6,222,125,859

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $223,517,866 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day.

Notes to Financial Statements (unaudited) – continued

State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2017, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the

Notes to Financial Statements (unaudited) – continued

applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/16
Ordinary income (including any short-term capital gains)	$55,200,053
Long-term capital gains	295,179,066
Total distributions	$350,379,119

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/17
Cost of investments	$3,811,105,864
Gross appreciation	2,445,476,077
Gross depreciation	(34,456,082)
Net unrealized appreciation (depreciation)	$2,411,019,995

As of 12/31/16
Undistributed ordinary income	12,458,831
Undistributed long-term capital gain	54,712,808
Other temporary differences	(1,776)
Net unrealized appreciation (depreciation)	1,993,430,567

The aggregate cost above includes prior fiscal year-end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are

Notes to Financial Statements (unaudited) – continued

allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/17	Year ended 12/31/16	Six months ended 6/30/17	Year ended 12/31/16
Class A	$10,529,206	$29,902,673	$30,820,279	$163,648,623
Class B	83,981	130,656	680,937	3,893,571
Class C	368,420	636,029	2,778,553	15,454,709
Class I	6,264,905	18,340,387	15,477,542	78,363,688
Class R1	7,341	17,208	63,914	416,173
Class R2	383,051	1,078,239	1,422,527	8,085,094
Class R3	968,681	2,871,833	2,902,813	15,897,535
Class R4	220,709	702,929	545,845	2,983,308
Class R6	534,728	1,432,920	1,247,803	5,812,616
Class 529A	32,597	78,417	96,457	443,461
Class 529B	666	2,482	4,656	24,922
Class 529C	5,809	6,280	33,296	155,366
Total	$19,400,094	$55,200,053	$56,074,622	$295,179,066

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.33% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $293,489 and $3,630 for the period ended June 30, 2017, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.23%	$4,190,007
Class B	0.75%	0.25%	1.00%	1.00%	379,788
Class C	0.75%	0.25%	1.00%	1.00%	1,515,853
Class R1	0.75%	0.25%	1.00%	1.00%	35,171
Class R2	0.25%	0.25%	0.50%	0.50%	382,058
Class R3	—	0.25%	0.25%	0.25%	402,937
Class 529A	—	0.25%	0.25%	0.23%	12,278
Class 529B	0.75%	0.25%	1.00%	0.99%	2,383
Class 529C	0.75%	0.25%	1.00%	1.00%	15,652
Total Distribution and Service Fees					$6,936,127

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended June 30, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended June 30, 2017, this rebate amounted to $328,479, $950, $1,938, $841, $31, and $45 for Class A, Class B, Class C, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the period ended June 30, 2017, were as follows:

Amount
Class A	$5,870
Class B	40,137
Class C	8,894
Class 529B	—
Class 529C	12

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on April 30, 2019, unless MFD elects to extend the waiver. For the six months ended June 30, 2017, this waiver

Notes to Financial Statements (unaudited) – continued

amounted to $3,357 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended June 30, 2017, were as follows:

	Fee	Waiver
Class 529A	$4,911	$2,455
Class 529B	238	119
Class 529C	1,565	783
Total Program Manager Fees and Waivers	$6,714	$3,357

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended June 30, 2017, the fee was $493,245, which equated to 0.0163% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended June 30, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,857,978.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.0107% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who

Notes to Financial Statements (unaudited) – continued

continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $3,269 and the Retirement Deferral plan resulted in an expense of $6,037. Both amounts are included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended June 30, 2017. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $61,464 at June 30, 2017, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the “Plan”), independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Effective January 1, 2005, the Board elected to no longer allow Trustees to defer receipt of future compensation under the Plan. Amounts deferred under the Plan are invested in shares of certain MFS Funds selected by the independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in “Other assets” and “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities is $23,444 of deferred Trustees’ compensation. There is no current year expense associated with the Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2017, the fee paid by the fund under this agreement was $5,562 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On March 16, 2016, MFS redeemed 150,859 shares of Class I for an aggregate amount of $3,925,344.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2017, the fund engaged in purchase transactions pursuant to this policy, which amounted to $1,774,513, respectively.

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

For the six months ended June 30, 2017, purchases and sales of investments, other than short-term obligations, aggregated $407,952,227 and $679,956,862, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	5,696,982	$171,618,777	9,244,811	$255,273,601
Class B	104,521	3,046,455	274,527	7,357,147
Class C	451,569	12,978,588	1,023,602	27,017,039
Class I	8,116,010	236,147,576	9,768,962	263,967,978
Class R1	16,392	464,573	52,421	1,360,498
Class R2	261,134	7,459,449	613,024	16,218,950
Class R3	913,677	26,905,363	1,681,917	45,739,570
Class R4	210,947	6,269,608	340,776	9,529,748
Class R6	545,639	16,233,858	745,898	19,662,402
Class 529A	32,938	953,804	73,518	1,987,958
Class 529B	604	16,821	2,592	67,893
Class 529C	14,394	391,868	19,974	504,897
	16,364,807	$482,486,740	23,842,022	$648,687,681

Shares issued to shareholders in reinvestment of distributions
Class A	1,152,708	$35,641,724	5,939,935	$167,418,694
Class B	24,330	730,877	139,270	3,822,343
Class C	99,727	2,942,890	516,688	13,940,627
Class I	707,645	21,328,422	3,461,907	95,034,091
Class R1	2,428	71,255	16,160	433,380
Class R2	58,523	1,731,692	324,550	8,763,716
Class R3	126,231	3,871,494	671,423	18,769,368
Class R4	24,577	766,554	126,928	3,603,317
Class R6	46,126	1,391,166	201,562	5,538,927
Class 529A	4,269	129,054	18,925	521,879
Class 529B	186	5,322	1,046	27,404
Class 529C	1,382	39,105	6,243	161,646
	2,248,132	$68,649,555	11,424,637	$318,035,392

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(12,336,485)	$(367,221,986)	(18,159,831)	$(504,000,600)
Class B	(451,249)	(13,225,289)	(782,620)	(21,038,888)
Class C	(1,542,066)	(44,791,921)	(1,806,267)	(47,917,378)
Class I	(8,593,805)	(252,361,581)	(62,636,696)	(1,663,701,663)
Class R1	(83,337)	(2,333,453)	(138,060)	(3,635,303)
Class R2	(888,770)	(25,355,301)	(1,985,724)	(52,118,755)
Class R3	(1,809,145)	(53,746,101)	(3,356,590)	(91,791,727)
Class R4	(196,126)	(5,899,837)	(1,530,578)	(42,354,687)
Class R6	(256,915)	(7,506,460)	(637,720)	(17,328,620)
Class 529A	(9,870)	(283,642)	(37,641)	(1,024,478)
Class 529B	(2,187)	(60,558)	(2,546)	(66,986)
Class 529C	(6,742)	(179,733)	(26,306)	(680,396)
	(26,176,697)	$(772,965,862)	(91,100,579)	$(2,445,659,481)

Net change
Class A	(5,486,795)	$(159,961,485)	(2,975,085)	$(81,308,305)
Class B	(322,398)	(9,447,957)	(368,823)	(9,859,398)
Class C	(990,770)	(28,870,443)	(265,977)	(6,959,712)
Class I	229,850	5,114,417	(49,405,827)	(1,304,699,594)
Class R1	(64,517)	(1,797,625)	(69,479)	(1,841,425)
Class R2	(569,113)	(16,164,160)	(1,048,150)	(27,136,089)
Class R3	(769,237)	(22,969,244)	(1,003,250)	(27,282,789)
Class R4	39,398	1,136,325	(1,062,874)	(29,221,622)
Class R6	334,850	10,118,564	309,740	7,872,709
Class 529A	27,337	799,216	54,802	1,485,359
Class 529B	(1,397)	(38,415)	1,092	28,311
Class 529C	9,034	251,240	(89)	(13,853)
	(7,563,758)	$(221,829,567)	(55,833,920)	$(1,478,936,408)

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2017, the fund’s commitment fee and interest expense were $20,737 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	36,341,792	344,979,621	(312,520,674)	68,800,739

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(6,832)	$—	$179,128	$68,800,739

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of Massachusetts Investors Trust, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	4,338,173,343.136	57,784,853.573
John A. Caroselli	4,337,378,929.070	58,579,267.640
Maureen R. Goldfarb	4,338,862,322.538	57,095,874.172
David H. Gunning	4,329,883,687.890	66,074,508.819
Michael Hegarty	4,331,486,438.348	64,471,758.362
John P. Kavanaugh	4,337,917,081.614	58,041,115.095
Robert J. Manning	4,336,589,562.520	59,368,634.189
Clarence Otis, Jr.	4,334,159,877.099	61,798,319.611
Maryanne L. Roepke	4,338,882,229.381	57,075,967.329
Robin A. Stelmach	4,340,304,854.579	55,653,342.131
Laurie J. Thomsen	4,333,182,233.245	62,775,992.025

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

Effective January 1, 2017, the Registrant’s Code of Ethics (the “Code”) was amended to (i) clarify that the term “for profit” company as used in Section II.B of the Code excludes the investment adviser and its subsidiaries and pooled investment vehicles sponsored by the investment adviser or its subsidiaries, (ii) align the Code’s provisions regarding receipt of gifts and entertainment in Section II.B of the Code with the gifts and entertainment policy of the Funds’ investment adviser, and (iii) make other administrative changes. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the amended Code effective as of January 1, 2017 is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for Massachusetts Investors Trust is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MASSACHUSETTS INVESTORS TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: August 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: August 16, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 16, 2017

*	Print name and title of each signing officer under his or her signature.